COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Accrual For Product Warranties
The following table provides the changes in the Company’s accrual for product warranties, which is classified as a component of accrued liabilities in the consolidated balance sheets.

	For the thirteen weeks ended		For the years ended
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Beginning balance	$2,645	$3,496	$3,989	$3,454
Accrued for current year warranty claims	4,722	3,614	10,185	11,251
Settlement of warranty claims	(3,373)	(3,121)	(10,180)	(10,716)

Ending balance	$3,994	$3,989	$3,994	$3,989